Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares of par value (in Dollars per share)
Ordinary shares, authorized (in Shares)	362,116,800	362,116,800
Ordinary shares, issued (in Shares)	92,332,873	88,009,737
Ordinary shares, outstanding (in Shares)	92,332,873	88,009,737